PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
PREFERRED STOCK

Note 12 – PREFERRED STOCK

Authorized

3,000,000 shares of Series A preferred shares authorized each having a par value of $0.001 per share.

10,000 shares of Series B convertible preferred shares authorized each having a par value of $0.001 per share. Each share of Series B convertible preferred shares is convertible into 100,000 shares of common stock.

Preferred Stock Transactions

During the six months ended June 30, 2021:

●	On October 26, 2020, the Company agreed to issue 100 shares of Series B preferred shares for investor relations services. The preferred shares were valued at $1,340,000 based on the fair value of the underlying common stock and included in preferred shares to be issued at December 31, 2020. During the three months ended March 31, 2021, the Company issued 100 Series B preferred shares and 1,000,000 warrants (see note 13) pursuant to the agreement.

●	On March 4, 2021, the Company issued an aggregate of 16 shares of Series B preferred shares to the Company’s board of directors for past services. These preferred shares were valued at $849,600 based on the fair value of the underlying common stock.

●	87 Series B preferred shares were converted into common shares, see note 13.

During the year ended December 31, 2020:

●	On May 21, 2020, the Company issued an aggregate of 136 shares of Series B preferred shares to various parties for past services to the Company, which included 122 issued to related parties and 2 issued to a former director of the Company. These preferred shares were valued at $767,040, based on the fair value of the underlying common stock, discounted for the six months hold period before the preferred shares can be converted. The issuance is recorded under compensation expense.

●	On December 11, 2020, 4 Series B preferred shares were converted into common shares.

Note 13 – PREFERRED STOCK

Authorized

3,000,000 shares of Series A preferred shares authorized, each having a par value of $0.001 per share.

10,000 shares of Series B convertible preferred shares authorized, each having a par value of $0.001 per share. Each share of Series B convertible preferred shares is convertible into 100,000 shares of common stock.

On March 26, 2019, the Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis. Preferred share amounts remained unchanged.

On October 29, 2019, the Company re-designated its Series A Preferred Stock. The Series A Preferred Stock shall be entitled to vote with the holders of the Company’s Common Stock as a class at the rate of 665 common stock votes per share of Series A Preferred Stock. The Series A Preferred Stock shall be deemed cancelled five years following issuance, provided that the Board of Directors may, in its discretion, retire the Series A Preferred Stock at any time after two years following issuance, or defer the retirement of the Series A Preferred Stock for up to 10 years following issuance.

Preferred Stock Transactions

During the year ended December 31, 2020:

●

On May 21, 2020, the Company issued an aggregate of 136 shares of Series B preferred shares to various parties for past services to the Company, which included 122 issued to related parties and 2 issued to a former director of the Company. These preferred shares were valued at $767,040, based on the fair value of the underlying common stock, discounted for the six months hold period before the preferred shares can be converted. The issuance is recorded under compensation expense.

●	On October 26, 2020, the Company agreed to issue 100 shares of Series B preferred shares to for investor relations services to the Company, these preferred shares were valued at $1,340,000, based on the fair value of the underlying common stock.

●	On December 11, 2020, 4 Series B preferred shares were converted into common shares, see note 14.

During the year ended December 31, 2019:

●	The Company settled various accounts payable balances, debt and preferred shares in exchange for shares of common stock to be issued and warrants. Included in these settlements were 132 shares of Series B Preferred Stock with a carrying value of $4,872,732.

●	On October 29, 2019, the Company issued an aggregate of 200,376 shares of Series A preferred shares at value of $200 to three directors of the Company.